Quarterly Results (Unaudited) Quarterly Results (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended								12 Months Ended		3 Months Ended								12 Months Ended		3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 First Quarter [Member]	Mar. 31, 2010 First Quarter [Member]	Jun. 30, 2011 Second Quarter [Member]	Jun. 30, 2010 Second Quarter [Member]	Sep. 30, 2011 Third Quarter [Member]	Sep. 30, 2010 Third Quarter [Member]	Dec. 31, 2011 Fourth Quarter [Member]	Dec. 31, 2010 Fourth Quarter [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Mar. 31, 2011 Maximum [Member] First Quarter [Member]	Mar. 31, 2010 Maximum [Member] First Quarter [Member]	Jun. 30, 2011 Maximum [Member] Second Quarter [Member]	Jun. 30, 2010 Maximum [Member] Second Quarter [Member]	Sep. 30, 2011 Maximum [Member] Third Quarter [Member]	Sep. 30, 2010 Maximum [Member] Third Quarter [Member]	Dec. 31, 2011 Maximum [Member] Fourth Quarter [Member]	Dec. 31, 2010 Maximum [Member] Fourth Quarter [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Mar. 31, 2011 Minimum [Member] First Quarter [Member]	Mar. 31, 2010 Minimum [Member] First Quarter [Member]	Jun. 30, 2011 Minimum [Member] Second Quarter [Member]	Jun. 30, 2010 Minimum [Member] Second Quarter [Member]	Sep. 30, 2011 Minimum [Member] Third Quarter [Member]	Sep. 30, 2010 Minimum [Member] Third Quarter [Member]	Dec. 31, 2011 Minimum [Member] Fourth Quarter [Member]	Dec. 31, 2010 Minimum [Member] Fourth Quarter [Member]	Dec. 31, 2011 Itron International [Member]
Quarterly Results [Line Items]
Revenues	$ 2,434,124	$ 2,259,271	$ 1,687,447	$ 563,691	$ 497,623	$ 612,401	$ 567,339	$ 615,555	$ 573,651	$ 642,477	$ 620,658
Gross profit	746,458	700,675	539,963	184,978	157,667	191,951	174,668	176,996	182,363	192,533	185,977
Net income (loss)	(510,157)	104,770	(2,249)	27,120	25,250	34,436	25,311	(517,082)	27,639	(54,631)	26,570
Earnings (loss) per common share-Basic	$ (12.56)	$ 2.60	$ (0.06)	$ 0.67	$ 0.63	$ 0.85	$ 0.63	$ (12.70)	$ 0.68	$ (1.35)	$ 0.66
Earnings (loss) per common share - Diluted	$ (12.56)	$ 2.56	$ (0.06)	$ 0.66	$ 0.62	$ 0.84	$ 0.61	$ (12.70)	$ 0.68	$ (1.35)	$ 0.65
Stock Price												$ 64.04	$ 81.95	$ 64.04	$ 75.96	$ 55.99	$ 81.95	$ 49.40	$ 66.87	$ 38.49	$ 67.58	$ 27.52	$ 52.03	$ 51.12	$ 59.12	$ 46.68	$ 61.60	$ 29.50	$ 52.05	$ 27.52	$ 52.03
Goodwill, Impairment Loss	584,847	0	0																													584,847
Restructuring expense	$ 68,082	$ 0	$ 0